Consolidated income statement - GBP (£) £ in Millions		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022
Profit or loss [abstract]
Net interest income	[1]	£ 1,140	£ 991
– interest income	[1]	7,973	2,105
– interest expense	[1]	(6,833)	(1,114)
Net fee income	[1]	674	662
– fee income	[1]	1,358	1,306
– fee expense	[1]	(684)	(644)
Net income from financial instruments held for trading or managed on a fair value basis	[1]	1,784	1,545
Net income/(expense) from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss	[1]	637	(1,326)
Gains/(losses) recognised on Assets held for sale	[1],[2]	1,737	(219)
Insurance finance (expense)/income	[1]	(635)	1,168
Insurance service result	[1]	74	62
– Insurance revenue	[1]	188	177
– Insurance service expense	[1]	(114)	(115)
Other operating income	[1]	49	60
Total operating income	[1]	5,460	2,943
Net operating income before change in expected credit losses and other credit impairment charges	[1],[3]	5,460	2,943
Change in expected credit losses and other credit impairment charges	[1]	(58)	(187)
Net operating income	[1]	5,402	2,756
Total operating expenses	[1]	(2,507)	(2,532)
– employee compensation and benefits	[1]	(842)	(809)
– general and administrative expenses	[1]	(1,662)	(1,657)
– depreciation and impairment of property, plant and equipment and right of use assets	[1]	(11)	(44)
– amortisation and impairment of intangible assets	[1]	(8)	22
Operating profit	[1]	2,895	224
Share of loss in associates and joint ventures	[1],[4]	(35)	(21)
Profit before tax	[1],[4]	2,860	203
Tax expense	[1]	(657)	(24)
Profit for the period	[1],[5]	2,203	179
Profit attributable to the parent company	[1]	2,193	175
Profit attributable to non-controlling interests	[1]	£ 10	£ 4

[1]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts‘, which replaced IFRS 4 ‘Insurance Contracts‘. Comparative data have been restated accordingly.
[2]	Reversal of the £1.7bn impairment loss relating to the planned sale of the retail banking operations in France, recognised in 3Q22, which is no longer classified as held for sale.
[3]	Net operating income before change in expected credit losses and other credit impairment charges is also referred to as revenue.
[4]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data have been restated accordingly.
[5]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data have been restated accordingly.